Share capital - Summary of Compulsory Convertible Preference Shares (Detail) - shares	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Reconciliation Of Outstanding Share Capital [line Items]
Ending balance, shares	399,177,640
Convertible Preference Shares [member]
Disclosure Of Reconciliation Of Outstanding Share Capital [line Items]
Ending balance, shares	0
Convertible Preference Shares [member] | RPPL
Disclosure Of Reconciliation Of Outstanding Share Capital [line Items]
Beginning balance, shares	60,000,000	60,000,000
Ending balance, shares		60,000,000